Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Total property and equipment		$ 338	$ 324
Less: accumulated depreciation		(282)	(216)
Property and equipment, net	$ 47	56	108
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment		311	297
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total property and equipment		$ 27	$ 27